Income taxes - Summary of income tax expense attributable to geographical jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 57,575	$ 61,224
Turkiye
Disclosure of geographical areas [line items]
Income tax expense (recovery)	42,471	30,366
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	30,491	16,934
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ (15,387)	$ 13,924